ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of accounts receivable
Accounts receivables, net	$ 116,246	$ 106,799
Trade receivables [Member]
Components of accounts receivable
Accounts receivable, gross	99,027	92,531
Less: allowance for doubtful accounts	(2,088)	(2,275)	$ (2,279)	$ (2,435)
Accounts receivables, net	96,939	90,256
Sales taxes receivable [Member]
Components of accounts receivable
Accounts receivable, gross	2,096	1,979
Other receivables [Member]
Components of accounts receivable
Other receivables	$ 17,211	$ 14,564